UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 1 of its series: Allspring Ultra Short Municipal ETF.

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

December 31, 2025

Ultra Short Municipal ETF (AUSM)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Ultra Short Municipal ETF for the period from July 7, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Ultra Short Municipal ETF	$5	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$30,091,006
# of portfolio holdings	74
Portfolio turnover rate	85%
Total advisory fees paid	$24,885

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Port of Port Arthur Navigation District Motiva Enterprises LLC Series D, 2.52%, 11‑1‑2040	2.7
County of Hamilton TriHealth Obligated Group Series B, 2.55%, 8‑15‑2051	2.7
JPMorgan Chase Putters/Drivers Trust Series 2025-5088, 1.57%, 4‑24‑2026	2.5
Denton Independent School District Series B1, 4.00%, 8‑15‑2055	2.4
County of Dane Series C AMT, 4.00%, 6‑1‑2026	2.4
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1, 2.50%, 6‑15‑2049	2.3
Connecticut State HEFA Yale University Series A-3, 2.95%, 7‑1‑2049	2.1
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools, 5.00%, 7‑15‑2026	1.7
Prosper Independent School District, 4.00%, 2‑15‑2053	1.7
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A, 5.00%, 1‑15‑2027	1.7

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	14.6
AA/Aa	30.8
A/A	32.7
BBB/Baa	10.2
BB/Ba	2.3
Not rated	9.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	66.7
1-3 years	28.6
3-5 years	3.4
10-20 years	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAUSM 12-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Ultra Short Municipal ETF (AUSM)
Long Form Financial Statements
Semi-Annual Report
December 31, 2025

Allspring Ultra Short Municipal ETF | 1

Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.80%
Alabama: 6.02%
Utilities revenue: 6.02%
Chatom Industrial Development Board PowerSouth Energy Cooperative Series A (National Rural Utility Finance SPA)ø	3.38%	8-1-2037	$250,000	$249,863
JPMorgan Chase Putters/Drivers Trust Series 2025-5088144Aø	1.57	4-24-2026	750,000	750,000
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2027	300,000	310,278
West Jefferson Industrial Development Board Alabama Power Co. AMTø	3.70	8-1-2063	500,000	500,000
				1,810,141
Alaska: 1.69%
Miscellaneous revenue: 1.69%
Alaska Municipal Bond Bank Authority Series 3	5.00	10-1-2026	500,000	508,762
Arizona: 1.67%
Industrial development revenue: 1.67%
Chandler IDA Intel Corp. AMTøø	4.10	12-1-2037	500,000	503,672
California: 1.35%
GO revenue: 1.35%
Parlier Unified School District BAN	4.00	2-1-2029	400,000	405,662
Colorado: 1.00%
Utilities revenue: 1.00%
City of Colorado Springs Utilities System Revenue Series A (TD Bank N.A. SPA)øø	3.30	11-1-2037	300,000	300,000
Connecticut: 2.09%
Education revenue: 2.09%
Connecticut State HEFA Yale University Series A-3øø	2.95	7-1-2049	625,000	628,532
Florida: 6.63%
Health revenue: 2.99%
City of Jacksonville Baptist Health System Obligated Group Series Dø	3.36	8-1-2036	500,000	500,000
Lee County IDA Health System, Inc. Obligated Group Series Bø	3.86	4-1-2049	400,000	400,000
				900,000
Housing revenue: 2.48%
Florida Housing Finance Corp. Residences at Marina Village LLC Series Søø	2.85	10-1-2043	500,000	494,972
Lee County HFA Lofts on Lemon II LLC Series Bøø	3.13	10-1-2029	250,000	250,371
				745,343
Tax revenue: 1.16%
Miami Beach Redevelopment Agency City Center/Historic Convention Village Redevelopment & Revitalization (AG Insured)	5.00	2-1-2026	350,000	350,599
				1,995,942
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short Municipal ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 2.75%
Housing revenue: 1.09%
Columbus County Housing Authority HACG RAD II LP (Department of Housing and Urban Development Insured)øø	3.30%	11-1-2028	$325,000	$326,774
Utilities revenue: 1.66%
Main Street Natural Gas, Inc. Series C144Aøø	4.00	8-1-2052	500,000	499,479
				826,253
Illinois: 5.27%
Airport revenue: 1.69%
Chicago Midway International Airport Series C AMT	5.00	1-1-2027	500,000	509,256
GO revenue: 2.75%
Chicago Board of Education Series B	5.25	12-1-2029	315,000	326,486
City of Chicago Series A	5.00	1-1-2026	500,000	500,000
				826,486
Health revenue: 0.83%
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (SIFMA Municipal Swap+0.70%)±	4.02	5-1-2042	250,000	249,267
				1,585,009
Indiana: 3.53%
Housing revenue: 3.53%
East Allen Multi School Building Corp.	5.00	7-15-2028	125,000	132,293
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools (BAM Insured)	5.00	7-15-2026	515,000	520,356
Westfield-Washington Multi-School Building Corp. Westfield-Washington Schools Series A	5.00	1-15-2026	410,000	410,113
				1,062,762
Massachusetts: 1.67%
GO revenue: 1.67%
Town of Hudson BAN	5.00	6-11-2026	500,000	502,614
Michigan: 1.33%
Housing revenue: 1.33%
Michigan State Building Authority Series Iøø	3.42	4-15-2058	400,000	400,000
Minnesota: 4.16%
GO revenue: 0.84%
City of Kiester Series A	4.00	12-1-2026	250,000	250,918
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 3.32%
City of Forest Lake Kilkenny Senior Housing LP (FNMA LOC, FNMA LIQ)ø	1.42%	8-15-2038	$500,000	$500,000
City of Plymouth Lancaster Village Apartments LP LLP (FNMA LOC, FNMA LIQ)ø	3.37	9-15-2031	500,000	500,000
				1,000,000
				1,250,918
Mississippi: 0.50%
Industrial development revenue: 0.50%
Mississippi Business Finance Corp. Chevron USA, Inc. Series Gøø	2.50	11-1-2035	150,000	150,000
Nebraska: 2.93%
GO revenue: 1.25%
Seward County Rural Fire Protection District	4.00	12-15-2026	375,000	376,807
Tax revenue: 1.68%
City of McCook	4.50	9-1-2027	500,000	506,150
				882,957
Nevada: 0.91%
Tax revenue: 0.91%
Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.88	6-15-2028	275,000	275,330
New Jersey: 0.89%
GO revenue: 0.89%
City of Newark BAN	4.00	12-11-2026	265,000	267,804
New Mexico: 1.66%
Housing revenue: 1.66%
New Mexico Mortgage Finance Authority JLG ABQ 2023 LLLP (Department of Housing and Urban Development Insured)øø	2.97	2-1-2042	500,000	499,735
New York: 4.99%
GO revenue: 1.00%
City of Ithaca BAN	4.50	7-17-2026	300,000	301,930
Health revenue: 1.66%
New York State Dormitory Authority Catholic Health System Obligated Group Series B (Manufacturers & Traders LOC)ø	3.42	7-1-2048	500,000	500,000
Water & sewer revenue: 2.33%
New York City Municipal Water Finance Authority Water & Sewer System Series BB-1 (Bank of America N.A. SPA)ø	2.50	6-15-2049	700,000	700,000
				1,501,930
North Carolina: 0.05%
Health revenue: 0.05%
North Carolina Medical Care Commission Presbyterian Homes Obligated Group Series C	4.00	10-1-2031	15,000	15,058
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short Municipal ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 8.71%
GO revenue: 4.35%
Akron City School District	4.00%	8-6-2026	$500,000	$503,738
City of Richmond Heights Series BAN	4.50	7-30-2026	400,000	403,272
County of Logan Series BAN	4.13	8-4-2026	400,000	402,578
				1,309,588
Health revenue: 4.36%
County of Hamilton TriHealth Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)øø	2.55	8-15-2051	800,000	800,000
State of Ohio University Hospitals Health System, Inc. Obligated Group Series A	5.00	1-15-2027	500,000	509,976
				1,309,976
				2,619,564
Oklahoma: 3.14%
Health revenue: 1.24%
Oklahoma Development Finance Authority INTEGRIS Health Obligated Group Series Bø	3.90	8-15-2031	375,000	375,000
Housing revenue: 1.90%
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2029	200,000	202,254
Tulsa County Industrial Authority Independent School District No. 13 Glenpool	5.00	9-1-2028	350,000	369,209
				571,463
				946,463
Pennsylvania: 11.78%
Education revenue: 2.39%
Pennsylvania Higher Educational Facilities Authority Drexel University	5.00	5-1-2028	255,000	261,111
Scranton-Lackawanna Health & Welfare Authority University of Scranton Series B	5.00	11-1-2026	450,000	456,691
				717,802
GO revenue: 1.66%
City of Philadelphia Series B (Truist Bank LOC)ø	3.34	8-1-2031	500,000	500,000
Health revenue: 5.23%
Central Bradford Progress Authority Guthrie Clinic Series Dø	3.96	12-1-2041	375,000	375,000
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	4.06	9-1-2050	400,000	400,000
Pennsylvania Higher Educational Facilities Authority Health System Obligated Group Series A (Bank of America N.A. LOC)ø	2.42	1-1-2038	400,000	400,000
Tender Option Bond Trust Receipts/Certificates Series 2019-XG0223 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.37	7-15-2043	400,000	400,000
				1,575,000
Housing revenue: 1.67%
Pennsylvania Housing Finance Agency Fairhill Phase I LP (Department of Housing and Urban Development Insured)øø	3.15	1-1-2046	500,000	501,359
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.83%
Pennsylvania EDFA Republic Services, Inc. Series A AMTøø	3.45%	4-1-2034	$250,000	$250,006
				3,544,167
South Carolina: 1.33%
Utilities revenue: 1.33%
South Carolina Public Service Authority Series A (Bank of America N.A. LOC)øø	2.63	1-1-2036	400,000	400,000
Tennessee: 0.84%
Utilities revenue: 0.84%
Tennessee Energy Acquisition Corp. Series B	5.63	9-1-2026	250,000	253,152
Texas: 16.75%
GO revenue: 9.03%
Denton Independent School District Series B1øø	4.00	8-15-2055	700,000	723,180
Hays Consolidated Independent School District	5.00	2-15-2027	250,000	256,731
Hutto Independent School Districtøø	4.00	2-1-2055	400,000	413,050
Kilgore Independent School Districtøø	4.00	2-15-2052	500,000	503,679
Prosper Independent School Districtøø	4.00	2-15-2053	500,000	516,557
Spring Independent School District	5.00	8-15-2026	300,000	304,463
				2,717,660
Health revenue: 0.37%
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.00	1-1-2026	110,000	110,000
Housing revenue: 1.51%
FW Chaparral PFC Chaparral Ranch Project	3.13	10-1-2030	460,000	455,218
Industrial development revenue: 0.85%
City of Houston Airport System Revenue United Airlines, Inc. Series C AMT	5.00	7-15-2028	250,000	256,865
Resource recovery revenue: 2.66%
Port of Port Arthur Navigation District Motiva Enterprises LLC Series Dø	2.52	11-1-2040	800,000	800,000
Utilities revenue: 1.67%
City of San Antonio Electric & Gas Systems Revenue Series Aøø	3.08	2-1-2055	500,000	501,679
Water & sewer revenue: 0.66%
San Antonio Water System Series A (Truist Bank SPA)ø	2.50	5-1-2054	200,000	200,000
				5,041,422
Wisconsin: 5.16%
GO revenue: 3.13%
Blackhawk Technical College District Series A	4.00	4-1-2027	230,000	233,386
County of Dane Series C AMT	4.00	6-1-2026	705,000	707,805
				941,191
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short Municipal ETF

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.68%
PFA Series A	5.00%	6-1-2026	$500,000	$503,823
Water & sewer revenue: 0.35%
City of Green Bay Water System Revenue	5.00	11-1-2028	100,000	106,363
				1,551,377
Total municipal obligations (Cost $29,709,943)				29,729,226

		Yield	Shares
Short-term investments: 0.26%
Investment companies: 0.26%
Allspring Government Money Market Fund Select Class♠∞		3.71	78,834	78,834
Total short-term investments (Cost $78,834)				78,834
Total investments in securities (Cost $29,788,777)	99.06%			29,808,060
Other assets and liabilities, net	0.94			282,946
Total net assets	100.00%			$30,091,006

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 7

Portfolio of investments—December 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$12,393,668	$(12,314,834)	$0	$0	$78,834	78,834	$10,236
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short Municipal ETF

Statement of assets and liabilities—December 31, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $29,709,943)	$29,729,226
Investments in affiliated securities, at value (cost $78,834)	78,834
Cash	3
Receivable for interest	287,691
Total assets	30,095,754
Liabilities
Management fee payable	4,748
Total liabilities	4,748
Total net assets	$30,091,006
Net assets consist of
Paid-in capital	$30,033,337
Total distributable earnings	57,669
Total net assets	$30,091,006
Net asset value per share
Based on $30,091,006 divided by 1,200,000 shares issued and outstanding (unlimited number of shares authorized)	$25.08
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 9

Statement of operations—period ended December 31, 20251 (unaudited)
Statement of operations
Investment income
Interest	$408,014
Income from affiliated securities	10,236
Total investment income	418,250
Expenses
Management fee	24,885
Interest expense	78
Total expenses	24,963
Net investment income	393,287
Realized and unrealized gains (losses) on investments
Net realized gains on investments	11,110
Net change in unrealized gains (losses) on investments	19,283
Net realized and unrealized gains (losses) on investments	30,393
Net increase in net assets resulting from operations	$423,680
1 For the period from July 7, 2025 (commencement of operations) to December 31, 2025
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short Municipal ETF

Statement of changes in net assets
Statement of changes in net assets
	Period ended December 31, 2025[1] (unaudited)
Operations
Net investment income		$393,287
Net realized gains on investments		11,110
Net change in unrealized gains (losses) on investments		19,283
Net increase in net assets resulting from operations		423,680
Distributions to shareholders from
Net investment income and net realized gains		(366,011)
Capital share transactions	Shares
Proceeds from shares sold	1,200,001	30,033,362
Payment for shares redeemed	(1)	(25)
Net increase in net assets resulting from capital share transactions		30,033,337
Total increase in net assets		30,091,006
Net assets
Beginning of period		0
End of period		$30,091,006
1 For the period from July 7, 2025 (commencement of operations) to December 31, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short Municipal ETF | 11

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended December 31, 2025[1] (unaudited)
Net asset value, beginning of period	$25.00
Net investment income	0.35 [2]
Net realized and unrealized gains (losses) on investments	0.05
Total from investment operations	0.40
Distributions to shareholders from
Net investment income	(0.31)
Net realized gains	(0.01)
Total distributions to shareholders	(0.32)
Net asset value, end of period	$25.08
Total return[3]	1.59%
Ratios to average net assets (annualized)
Expenses	0.18%
Net investment income	2.84%
Supplemental data
Portfolio turnover rate[4]	85%
Net assets, end of period (000s omitted)	$30,091

[1]	For the period from July 7, 2025 (commencement of operations) to December 31, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short Municipal ETF

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short Municipal ETF (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2025, the year the Fund commenced operations.
For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
Allspring Ultra Short Municipal ETF | 13

Notes to financial statements (unaudited)
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $29,788,777 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$35,487
Gross unrealized losses	(16,204)
Net unrealized gains	$19,283
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$29,729,226	$0	$29,729,226
Short-term investments
Investment companies	78,834	0	0	78,834
Total assets	$78,834	$29,729,226	$0	$29,808,060
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.18% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds
14 | Allspring Ultra Short Municipal ETF

Notes to financial statements (unaudited)
Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
For the period from July 7, 2025 (commencement of operations) to December 31, 2025, the management fee was equivalent to an annual rate of 0.18% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management,  serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $9,250,000, $3,800,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, for the period from July 7, 2025 (commencement of operations) to December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the  period from July 7, 2025 (commencement of operations) to December 31, 2025 were $46,039,867 and $21,166,489, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from July 7, 2025 (commencement of operations) to December 31, 2025, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Ultra Short Municipal ETF | 15

Notes to financial statements (unaudited)
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
16 | Allspring Ultra Short Municipal ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short Municipal ETF | 17

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

18 | Allspring Ultra Short Municipal ETF

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds Distributor, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203
Website: allspringglobal.com
Telephone:1-866-701-2575

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-866-701-2575 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAUSM 12-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: February 25, 2026

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: February 25, 2026